General information and Statement of Compliance (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Implementation of New Standards on Gross Margin Previously Reported

IFRS 15 implementation shall thus have no impact on the gross margin previously reported under IAS 18, it shall have a limited presentation impact for the year 2016 only, as summarized in the table below:

€‘000	2017	Restatement	2017	2016	Restatement	2016
	IFRS 15		IAS 18	IFRS 15		IAS 18
Licensing revenue	3,540	0	3,540	9,929	1,489	8,440
Cost of licensing	(515)	0	(515)	(1,489)	(1,489)	0

Net Revenue from licensing	3,025	0	3,025	8,440	0	8,440